SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12 -      SHAREHOLDERS' EQUITY

a.
TAT's Ordinary shares confer upon their holders voting rights, the right to receive dividends, if declared, and any amounts payable upon the dissolution, liquidation or winding up of the affairs of TAT.

b.	Stock option plans:

(1)
Following the approval of TAT's Audit Committee and Board of Directors, on June 28, 2012, the Company’s shareholders approved the 2012 stock option plan (the “2012 Plan”) to grant up to 380,000 options to purchase Ordinary shares, 0.9 NIS par value, of the Company to senior executives and certain members of the Board of Directors, at an exercise price as determined in the stock option plan. The option pool was increased in 2016 by 300,000 to an aggregate option pool of 680,000 options following the approvals of the Company's Audit Committee, Board of Directors and shareholders. In general, the Options vest over a period of 4 years as follows: 25% of the Options vest upon the lapse of 12 months following the date of grant and the remaining 75% vest on a quarterly basis over the remaining 3-year period. In addition, certain Options that were previously granted vest over a three-year period (one-third each year) and the vesting of 50% of such Options is subject, in addition, to certain minimum shareholders' equity during a period of 4 years from the grant date. The grant of options to Israeli employees under the Plan is subject to the terms stipulated by Sections 102 and 102A of the Israeli Income Tax Ordinance.  Each option grant is subject to the track chosen by the Company, either Section 102 or Section 102A of the Israeli Income Tax Ordinance, and pursuant to the terms thereof, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as benefits, including amounts recorded as salary benefits in the Company’s accounts, in respect of options granted to employees under the Plan, with the exception of the work income benefit component, if any, determined on grant date.  For nonemployees and for non-Israeli employees, the share option plan is subject to Section 3(i) of the Israeli Income Tax Ordinance.

(2)	On July 1, 2015, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 80,000 Options, at an exercise price of $7.15 per share, to senior executives.

(3)	On October 1, 2015, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 40,000 Options, at an exercise price of $7.15 per share, to senior executives.

(4)	On March 29, 2016, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 40,000 Options, at an exercise price of $7.63 per share, to senior executives.

(5)	On June 23, 2016, pursuant to the 2012 Plan, TAT’s Shares Holders meeting approved the grant of 100,000 Options, at an exercise price of $7.54 per share, to senior executives.

(6)	On November 3, 2016, pursuant to the 2012 Plan, TAT’s Shares Holders meeting approved the grant of 50,000 Options, at an exercise price of $7.34 per share, to the chairman of the board.

(7)	On December 28, 2016, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 60,000 Options, at an exercise price of $10 per share, to senior executives.

(8)	On March 6, 2017, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 30,000 Options, at an exercise price of $8.9 per share, to senior executives.

(9)	On August 10, 2017, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 45,000 Options, at an exercise price of $11.39 per share, to senior executives.

(10)
On October 30, 2017, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 80,000 Options, at an exercise price of $11.54 per share, to senior executives, which were granted on January 2, 2018.

The fair value of the Company’s stock options granted under the 2012 plan for the years ended December 31, 2017, 2016 and 2015 was estimated using the following assumptions:

	2017	2016	2015

Expected stock price volatility	33.3% – 40.5%	37.7% – 40.3%	35.07% – 38.97%
Expected option life (in years)	4 – 5.5	3 – 5.5	3 – 4
Risk free interest rate	1.49% – 1.81%	0.92% – 1.79%	0.92% – 1.39%
Dividend yield	5%	5%	5%

The Company uses the Black-Scholes option pricing model to determine the weighted average fair value of options. The volatility factor used in the Black-Scholes option pricing model is based on historical stock price fluctuations. The expected term of options is based on the simplified method. The Company is able to use the simplified method as the options qualify as “plain vanilla” options as defined by ASC 718-10-S99 and since the Company does not have sufficient historical exercise data to provide a reasonable basis to estimate expected term. Expected dividend yield is based upon historical and projected dividend activity and the risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock options granted.

(11)	The following table is a summary of the activity of TAT's Stock Option plan:

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2017		2016		2015
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	330,000	$7.97	277,500	$7.60	235,000	$8.28
Granted	75,000	10.39	250,000	8.10	120,000	7.15
Forfeited	(54,375)	8.35	(177,400)	7.56	(77,500)	8.67
Exercised	(19,583)	7.3	(20,100)	6.50	-	-

Outstanding at the end of the year	331,042	$9.03	330,000	$7.97	277,500	$7.60

Exercisable at the end of the year	120,417	$7.95	20,000	$7.15	30,000	$6.50

The weighted-average grant-date fair value of options granted was $1.74 in 2017, $1.42 in 2016 and $1.25 in 2015. The aggregate intrinsic value for the options outstanding as of December 31, 2017, 2016 and 2015 was $737, $332 and $27, respectively.

As of December 31, 2017 total unrecognized compensation cost was $335 and is expected to be recognized over a weighted-average period of 1.18 years.

c.	Dividends

(1)
On June 28, 2016, TAT’s Board declared a cash dividend in the total amount of $3 million (approximately NIS 11.5 million), or $0.34 per share (approximately NIS 1.3 per share), for all of the shareholders of TAT. The dividend was paid on August 9, 2016 to shareholders of record on July 28, 2016.

(2)
On May 17, 2017, TAT’s Board declared a cash dividend in the total amount of $3 million (approximately NIS 10.8 million), or $0.34 per share (approximately NIS 1.2 per share), for all of the shareholders of TAT. The dividend was paid on June 21, 2017 to shareholders of record on June 7, 2017.